LEASES (Details) - Schedule of other lease information - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ (45,200)	$ (60,403)	$ (74,803)	$ (41,423)
Remaining lease term – operating lease		6 months	3 months	14 months
Discount rate – operating lease				10.00%